INCOME TAXES - Income Tax (Benefit) Expense from Loss Before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Loss before income tax	$ (146,165)	$ (360,925)	$ (302,459)
Macau Complementary Tax rate	12.00%	12.00%	12.00%
Income tax benefit at Macau Complementary Tax rate	$ (17,540)	$ (43,311)	$ (36,295)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(5,432)	(3,449)	(5,385)
Over provision in prior years	(15)	0	(21)
Effect of income for which no income tax expense is payable	(2,191)	(1,438)	(534)
Effect of expenses for which no income tax benefit is receivable	6,338	16,560	20,970
Effect of profits exempted from Macau Complementary Tax	(61)	0	0
Effect of tax losses that cannot be carried forward	0	0	5,532
Changes in valuation allowances	1,515	16,202	(925)
Expired tax losses	17,305	15,818	16,201
Income tax (benefit) expense	$ (81)	$ 382	$ (457)